INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets, net consist of the following:

	December 31, 2023	December 31, 2022
	US$	US$ (as restated)
Crypto assets for general investment (A)	705,309	288,419
The right to recover the crypto assets (B)	—	3,944,809
Total intangible assets, Net	$705,309	$4,233,228

(A)	Crypto assets for general investment

SCHEDULE OF ASSETS FOR GENERAL INVESTMENT

Crypto assets for general investment, net consist of the following:

	December 31, 2023	December 31, 2022
	US$	US$ (as restated)
Filecoin (i)	705,309	288,419
Total crypto assets for general investment, net	$705,309	$288,419

(i)	As of December 31, 2023, the Company held 247,811.36 Filecoins with the carrying amount of $705,309, of which 104646.58 Filecoins came from the asset purchase agreement with Huangtong International Co., Ltd. closed on December 15, 2022, about 79,780 Filecoins were borrowed from Huangtong International Co., Ltd. to meet the pledge needs for Filecoin mining business, and 64,455.78 Filecoins came from the Filecoin physical mining business. Out of the 247,811.36 Filecoins, approximately 139,281 Filecoins are in a pledged and locked position in the Company’s node accounts for the needs of Filecoin mining operating.

SCHEDULE OF MOVEMENT ASSETS FOR GENERAL INVESTMENT

The movement of the crypto assets for general investment for the year ended December 31, 2022 and 2023 is as follows:

	For the year ended December 31,
	2023	2022
	US$	US$ (as restated)
Balance as of January 1, 2023 and 2022	288,419	7,277,717
Addition: received crypto assets payments (i)	—	315,028
Purchase or borrowing (ii)	434,238	—
Mining out (iii)	285,928	327,605
Deduction: disposal of crypto assets (iv)	—	(998,902)
Impairment (v)	(303,276)	(817,609)
Crypto assets out of control reclassified to the right to recover the crypto assets (vi)	—	(5,815,420)
Balance as of December 31, 2023 and 2022	705,309	288,419

(i)	The Company received 104646.5806 Filecoins with the book value of $315,028 from Huangtong International Co., Ltd., as an additional consideration for the Company’s shares on December 20, 2022. The company received these Filecoins on December 20, 2022, and recognized the book value based on the day’s closing trading price of the “Feixiaohao” platform, a cryptocurrency information platform that gathers data from major global cryptocurrency exchanges.

(ii)	During 2023, about 79,780 Filecoins with the book value of $434,238 were borrowed from Huangtong International Co., Ltd. to meet the pledge needs for Filecoin mining business.

(iii)	During 2023, the Company mined out 64,340.29 Filecoins from the Filecoin physical mining business, and the Company recognized a total revenue of $285,928 based on the lowest transaction price on the Coinbase platform on the day of receiving the Filecoin rewards.

From January 1 to February 16 in 2022, the Company mined out 7.86772699 Bitcoin from the Bitcoin shared mining business, and recognized the book value based on the day’s closing trading price of the “Feixiaohao” platform of $327,257. In December 2022, the Company mined out 115.49 Filecoins from the Filecoin physical mining business, the fair market at the date the Filecoins were mined out was $348.

(iv)	During the year ended 2022, the Company sold 1,000,000 USD coins with the book value of $998,902 and get $968,934 into the Company’s bank account.

(v)	We estimated the fair values of the cryptocurrencies based on the lowest transaction price on the Coinbase platform every day and totally recognized $303,276 impairment loss for the year ended December 31, 2023.

We estimated the fair values of the crypto assets based on the intraday low price every day and recognized $790,652 impairment loss for the six months ended June 30, 2022, including $784,788 impairment loss of Bitcoins for the period from January 1, 2022 to February 16, 2022 (when the Bitcoins still under the Company’s control), and $5,864 impairment loss of Tether USDs.

(vi)	On February 16, 2022, the Wei Zhu incident resulted in the Company losing control of all the Bitcoins and USD Coins. We reclassified all the USD Coins out of control as the right to recover the crypto assets, as detailed in the following “(2) The right to recover the crypto assets”. As of February 16, 2022, the book value of the Bitcoins and USD Coins out of control was $5,815,420.

SCHEDULE OF MISPLACED CRYPTOCURRENCIES

The right to recover the crypto assets, net consist of the following:

	December 31, 2023	December 31, 2022
	US$	US$ (as restated)
Bitcoin	—	1,952,598
USD Coin	—	1,992,211
Total the right to recover the crypto assets, net	$—	$3,944,809

SCHEDULE OF DEPOSIT STATUES OF COINS OUTSIDE CONTROL

The deposit status of the Bitcoins and USD Coins that are outside of the Company’s control on December 31, 2023 are as follows:

		The portion that was still stored in the hardware cold as of December 31, 2023	The portion that that are forwarded to unknown addresses as of December 31, 2023
Crypto assets	Quantities	Quantities	Quantities

Bitcoins	125.8584797	30.62004	95.23843
USD Coins	2005537.50	—	2005537.5

SCHEDULE OF MOVEMENT RIGHTS TO RECOVER

The movement of the right to recover the crypto assets for the year ended December 31, 2023 and 2022 is as follows:

	December 31, 2023	December 31, 2022
	US$	US$ (as restated)
Balance as of January 1, 2023 and 2022	3,944,809	—
Crypto assets out of control reclassified to the right to recover the crypto assets (i)	—	5,815,420
Mining out (ii)	—	455,833
Impairment (iii)	(3,944,809)	(2,326,444)
Balance as of December 31, 2023 and 2022	—	3,944,809

(i)	On February 16, 2022, the Wei Zhu incident resulted in the Company losing control of all the Bitcoins and USD Coins. We reclassified all the USD Coins out of control as the right to recover the crypto assets. The book value on February16, 2022 of the Bitcoins and USD Coins stored in the out-of-control wallet was $5,815,420, including 114.86129105 Bitcoins with the book value of $3,823,209 and 2,005,537.50 USD Coins with the book value of $1,992,211.

(ii)	From February 17 to April 30 in 2022, the Company mined out 10.99718523 Bitcoin from the Bitcoin shared mining business, and recognized the book value based on the day’s closing trading price of the “Feixiaohao” platform of $455,833. Although the wallet that received these mining generated Bitcoins was already in a state of loss of control on February 16, 2022, the Company failed to respond quickly to the Wei Zhu incident, resulting in the Bitcoins produced during the mining period from February 17 to April 30, 2022 being also in a state of loss of control upon acquisition.

(iii)	As of April 22, 2024, the Company has not made positive progress in recovering its crypto assets out of control. Although it is considered inappropriate from a legal perspective for the Sheyang County Public Security Bureau to implement seizure procedures on the Company’s crypto assets, the Company still cannot estimate the time it may take to recover those crypto assets. Therefore, the Company has decided to make a provision for impairment of all the crypto assets out of control, with the impairment amount of $3,944,809 for the year ended December 31, 2023, to eliminate the potential significant uncertainty on the financial statements.

SCHEDULE OF IMPAIRMENT LOSS OF INTANGIBLE ASSETS

The impairment loss of intangible assets for the year ended December 31, 2023 and 2022 is detailed as follows:

	For the year ended December 31,
	2023	2022
	US$	US$
Bitcoin (i)	1,952,598	3,111,232
USD Coin (ii)	1,992,211	—
Filecoin (iii)	303,276	26,957
Tether USDs (“USDT”) (iv)	—	5,864
Total impairment loss of intangible assets	4,248,085	3,144,053

(i)	As of April 19, 2024, the Company has not made positive progress in recovering its crypto assets out of control. Although it is considered inappropriate from a legal perspective for the Sheyang County Public Security Bureau to implement seizure procedures on the Company’s crypto assets, the Company still cannot estimate the time it may take to recover those crypto assets. Therefore, the Company has decided to make a provision for impairment of all the crypto assets out of control, with the impairment amount of $3,944,809 for the year ended December 31, 2023, to eliminate the potential significant uncertainty on the financial statements.

As of April 25, 2023, we had not been able to communicate effectively with the Sheyang County Public Security Bureau. The Sheyang County Public Security Bureau did not provide a written response to the appeal materials submitted by the Company in accordance with regulations. We had not been informed of any information that may prevent the Company from recovering these crypto assets out of control. Therefore, in our consolidated financial statements as of December 31, 2022, we did not recognize any impairment losses related to the loss of control over these crypto assets.

We estimated the fair values of the crypto assets based on the intraday low price every day and no impairment loss of the of the Bitcoins was recognized for the year ended December 31, 2023.

We recognized $3,111,232 impairment loss of Bitcoins in the year ended December 31, 2022, including $784,788 impairment loss of Bitcoins recognized for the period from January 1 to February 16 in 2022, when the Bitcoins were still under the Company’s control, and $2,326,444 impairment loss of the right to restore the Bitcoins for the period from February 17 to December 31 in 2022, when the Bitcoins became out of the Company’s control.

(ii)	As of December 31, 2023, the Company has not made positive progress in recovering its crypto assets out of control. Although it is considered inappropriate from a legal perspective for the Sheyang County Public Security Bureau to implement seizure procedures on the Company’s crypto assets, the Company still cannot estimate the time it may take to recover those crypto assets. Therefore, the Company has decided to make a provision for impairment of all the crypto assets out of control, to eliminate the potential significant uncertainty on the financial statements.

(iii)	We estimated the fair values of the Filecoins based on the intraday low price of the Coinbase platform every day and recognized $303,276 impairment loss of Filecoins for the year ended December 31, 2023. We estimated the fair values of the Filecoins based on the intraday low price of the Feixiaohao platform every day and recognized $26,957 impairment loss of Filecoins for the year ended December 31, 2022.

(iv)	We recognized $5,864 impairment loss for the Tether USDs in the year ended December 31, 2022 due to the platform where the wallet of the $5,864 Tether USDs was stored had gone out of business, we had been no longer able to withdraw the Tether USDs as of December 31, 2022.